Financial Risk Management - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 14,587,011	₩ 14,707,856
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	108,881	116,719
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 3,050,944	₩ 3,439,199